INVENTORIES - Allowance for adjustment to net realizable value of inventories (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INVENTORIES
Beginning balance	R$ 15,227,778
Ending balance	16,504,911	R$ 15,227,778
Allowance
INVENTORIES
Beginning balance	(58,172)	(47,497)	R$ (3,375)
Provision for the year	(34,356)	(59,783)	(56,441)
Reversal of adjustments to net realizable value	67,493	47,747	12,598
Exchange rate variation	(4,523)	1,361	(279)
Ending balance	R$ (29,558)	R$ (58,172)	R$ (47,497)